Discontinued Operations (Details) - Schedule of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash flows [Abstract]
Net cash used in operating activities		$ (935)	$ (4,216)
Net cash used in investing activities
Net cash used in financing activities		(13)	(113)
Net cash outflow		$ (948)	$ (4,329)